Outstanding Shares (Details) - Schedule of our outstanding convertible preferred shares - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Preferred Units [Line Items]
Total preferred stock, outstanding	[1]	58,554,536	50,588,630
Total preferred stock, carry value	[1]	$ 45,932,453	$ 35,690,739
Series Seed [Member]
Preferred Units [Line Items]
Total preferred stock, outstanding	[1]	4,000,000	4,000,000
Total preferred stock, carry value	[1]	$ 100,000	$ 100,000
Series Seed – 1 [Member]
Preferred Units [Line Items]
Total preferred stock, outstanding	[1]	4,662,290	4,662,290
Total preferred stock, carry value	[1]	$ 2,686,199	$ 2,686,199
Series Seed – 2 [Member]
Preferred Units [Line Items]
Total preferred stock, outstanding	[1]	8,311,455	8,311,455
Total preferred stock, carry value	[1]	$ 5,740,492	$ 5,740,492
Series Seed – 3 [Member]
Preferred Units [Line Items]
Total preferred stock, outstanding	[1]	2,693,316	2,693,316
Total preferred stock, carry value	[1]	$ 1,921,543	$ 1,921,543
Series Seed – 4 [Member]
Preferred Units [Line Items]
Total preferred stock, outstanding	[1]	941,868	941,868
Total preferred stock, carry value	[1]	$ 750,000	$ 750,000
Series A – 1 [Member]
Preferred Units [Line Items]
Total preferred stock, outstanding	[1]	18,610,884	18,610,884
Total preferred stock, carry value	[1]	$ 9,887,284	$ 9,891,936
Series A – 2 [Member]
Preferred Units [Line Items]
Total preferred stock, outstanding	[1]	19,334,723	11,368,817
Total preferred stock, carry value	[1]	$ 24,846,935	$ 14,600,569

[1]	See liquidation preference for the respective redemption rates.